DERIVATIVES AND HEDGING (Details 2) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivatives designated as hedging instruments	$ 135,674	$ 157,430
Foreign exchange contracts
Derivative [Line Items]
Derivatives designated as hedging instruments	$ 135,674	$ 157,430